Long Term Debt - Convertible Notes (Details) - USD ($)		1 Months Ended				2 Months Ended	12 Months Ended
	Aug. 02, 2017	Feb. 28, 2018	Nov. 30, 2017	Jul. 31, 2017	Jan. 31, 2017	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2017
Debt instrument
Proceeds from sale of preferred stock							$ 25,106,896
Unamortized discount charged to interest expense upon conversion of notes							17,550,541	$ 9,837,985
Component of Convertible notes
Principal amount of Convertible Notes							12,311,135
Unamortized discount on the notes							(326,246)
Convertible Notes
Debt instrument
Debt issued								$ 27,400,000
Interest rate (as a percent)								8.00%
Debt issuance costs								$ 1,397,624
Outstanding convertible notes, plus accrued interest converted into preferred stock							28,900,000
Unamortized discount charged to interest expense upon conversion of notes							17,600,000
Gain (loss) on conversion of the convertible note							0
Component of Convertible notes
Principal amount of Convertible Notes								27,388,524
Unamortized discount on the notes								(17,550,540)
Carrying value of convertible notes							$ 0	$ 9,837,984
January and February Notes
Debt instrument
Debt issued					$ 11,800,000	$ 11,800,000
Warrants to purchase maximum percentage of the aggregate principal amounts of the notes					25.00%	25.00%
Interest rate (as a percent)					8.00%	8.00%
Percentage of price paid per share by purchasers of common shares in a Foreign IPO, in which holders of the convertible debt have the option to convert the outstanding principal and unpaid accrued interest into common shares as such price	70.00%
Percentage of price paid per share by purchasers of common shares in a Domestic IPO, in which holders of the convertible debt have the option to convert the outstanding principal and unpaid accrued interest into common shares as such price							75.00%	75.00%
Percentage of the lowest price per share paid by investors participating in a qualified financing to be used in the quotient to determine the number of shares of preferred stock to be issued for automatic conversion of the convertible debt								75.00%
Conversion rate of the convertible debt if a Qualified Financing does not occur prior to year end (in dollars per share)								$ 0.59808
Percentage of the lowest price per share paid by investors participating in a Non-Qualified financing to be used in the quotient to determine the number of shares of the Company's stock to be issued for the conversion of the convertible debt upon election of the holders of the debt							75.00%	75.00%
Percentage of the outstanding principal of the convertible notes in which the holders have the option to receive a payment equal to the sum of this percentage and accrued but unpaid interest upon the consummation of a Strategic Transaction							200.00%	200.00%
Conversion rate of the convertible debt upon the consummation of a Strategic Transaction and at option of the holders of the convertible debt							$ 0.59808	$ 0.59808
Component of Convertible notes
Principal amount of Convertible Notes								$ 11,796,168
Unamortized discount on the notes								(5,504,878)
Carrying value of convertible notes								6,291,290
July Notes
Debt instrument
Debt issued				$ 10,400,000
Interest rate (as a percent)				8.00%
Conversion discounts				50.00%
Component of Convertible notes
Principal amount of Convertible Notes								10,442,356
Unamortized discount on the notes								(7,291,816)
Carrying value of convertible notes								3,150,540
Convertible Note with Advisor
Debt instrument
Debt issued				$ 400,000
November Notes
Debt instrument
Debt issued			$ 5,200,000
Interest rate (as a percent)			8.00%
Debt issuance costs			$ 400,000
Component of Convertible notes
Principal amount of Convertible Notes								5,150,000
Unamortized discount on the notes								(4,753,846)
Carrying value of convertible notes								$ 396,154
Preferred stock - Series C-1
Debt instrument
Share price								$ 0.59808
Preferred stock - Series C-1 | November Notes
Debt instrument
Share price			$ 0.72877
Preferred stock - Series D
Debt instrument
Warrants outstanding		3,698,128
Proceeds from sale of preferred stock		$ 25,600,000
Share price		$ 0.59808
Preferred stock - Series D | January and February Notes
Debt instrument
Warrants outstanding						3,698,128